Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	FMI FUNDS INC
Central Index Key	0001023391
Amendment Flag	false
Document Creation Date	Jan. 29, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Jan. 31, 2013
FMI FOCUS FUND | FMI FOCUS FUND | FMI FOCUS FUND
Risk/Return:
Trading Symbol	FMIOX
FMI LARGE CAP FUND | FMI LARGE CAP FUND | FMI LARGE CAP FUND
Risk/Return:
Trading Symbol	FMIHX
FMI COMMON STOCK FUND | FMI COMMON STOCK FUND | FMI COMMON STOCK FUND
Risk/Return:
Trading Symbol	FMIMX
FMI International Fund | FMI International Fund | FMI International Fund
Risk/Return:
Trading Symbol	FMIJX